Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND
Central Index Key	0000797920
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Apr. 01, 2016
Dreyfus New York AMT-Free Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	PSNYX
Dreyfus New York AMT-Free Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	PNYCX
Dreyfus New York AMT-Free Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DNYIX
Dreyfus New York AMT-Free Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DNYYX